UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 102.0%
	Shares	Value
CONSUMER DISCRETIONARY — 21.3%
Arctic Cat	250	$7,153
Buffalo Wild Wings *	51	9,975
Callaway Golf	1,734	15,883
Cracker Barrel Old Country Store	30	4,557
Drew Industries	155	9,093
Gentherm *	170	8,556
Helen of Troy *	155	13,606
iRobot *	350	10,776
Monro Muffler Brake	110	6,957
Red Robin Gourmet Burgers *	125	11,456
Steven Madden *	375	15,630
Thor Industries	140	7,823
TopBuild *	280	8,053
Universal Electronics *	125	6,480
Vitamin Shoppe *	110	4,044
WCI Communities *	450	11,358

		151,400

CONSUMER STAPLES — 3.5%
Boston Beer, Cl A *	27	5,954
Casey’s General Stores	50	5,111
PriceSmart	140	13,567

		24,632

ENERGY — 3.1%
Carrizo Oil & Gas *	78	2,974
Dril-Quip *	100	5,841
Era Group *	167	2,827
Matrix Service *	260	5,039
Tidewater	266	5,195

		21,876

FINANCIALS — 20.6%
AMERISAFE	370	18,519
Home BancShares	370	14,733

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
Infinity Property & Casualty	175	$13,564
Kearny Financial *	1,600	17,840
Live Oak Bancshares *	130	2,621
MB Financial	100	3,410
Metro Bancorp	548	13,410
MutualFirst Financial	214	5,055
Old Second Bancorp *	2,145	13,964
Preferred Bank	365	11,505
ProAssurance	260	12,555
Safety Insurance Group	200	11,598
Stifel Financial *	138	7,583

		146,357

HEALTH CARE — 12.4%
Cyberonics *	200	12,280
Cynosure, Cl A *	425	16,490
IPC Healthcare *	220	12,199
Luminex *	700	12,061
Magellan Health *	155	9,391
Neogen *	150	8,729
PAREXEL International *	250	17,240

		88,390

INDUSTRIALS — 20.1%
CLARCOR	100	6,017
Clean Harbors *	170	8,418
Deluxe	235	15,141
EnerSys	175	10,929
Kirby *	115	8,327
Landstar System	230	16,567
Moog, Cl A *	160	10,698
Powell Industries	143	4,267
Teledyne Technologies *	158	16,380
Toro	188	12,846
Trinity Industries	310	9,071

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Triumph Group	185	$9,962
Watsco	110	14,106

		142,729

INFORMATION TECHNOLOGY — 16.5%
DST Systems	120	13,098
Fabrinet *	660	12,249
j2 Global	190	13,376
Manhattan Associates *	230	14,909
MAXIMUS	242	16,507
Mentor Graphics	555	14,480
SS&C Technologies Holdings	230	15,647
Tyler Technologies *	125	17,442

		117,708

MATERIALS — 4.5%
Cabot	250	8,795
Compass Minerals International	40	3,200
PolyOne	335	11,480
Schnitzer Steel Industries, Cl A	200	3,142
TimkenSteel	277	5,161

		31,778

TOTAL COMMON STOCK

(Cost $707,306)		724,870

SHORT-TERM INVESTMENT — 0.2%
SEI Daily Income Trust Government Fund, Cl A, 0.02% (A) (Cost $1,216)	1,216	1,216

TOTAL INVESTMENTS — 102.2%

(Cost $708,522) †		$726,086

Percentages are based on Net Assets of $710,648.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of July 31, 2015.

Cl— Class

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JULY 31, 2015
(Unaudited)

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2015, there were no level 3 investments.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $708,522, and the unrealized appreciation and depreciation were $52,320 and $(34,756), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

THB-QH-002-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015